CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 1,139,428	$ 162,935	¥ 8,045,250	¥ 11,809,125
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation of property, plant and equipment, amortization of intangible assets and operating lease cost related to land use rights	4,635,080	662,808	3,057,865	1,805,001
Share-based compensation expenses	1,257,754	179,856	2,630,905	2,378,689
Foreign exchange loss/(gain)	(3,022)	(432)	24,872	14,893
Interest and investment (income)/loss, net	30,607	4,377	(231,307)	(255,456)
Interest expense	47,809	6,837	71,995	18,470
Share of loss of equity method investees	1,354	194	4,269	9,527
Inventory write-downs and losses on purchase commitments relating to inventory	243,007	34,750	335,940	236,740
Allowance for credit losses	1,922	275	1,264	(1,079)
Deferred income tax benefit	(925,492)	(132,344)	(49,807)	(1,803,587)
(Gain)/Loss on disposal of property, plant and equipment	86,126	12,316	(28,112)	(130,978)
Changes in operating assets and liabilities:
Prepayments and other current assets	78,049	11,161	(238,577)	(2,369,287)
Inventories	(2,578,960)	(368,786)	(3,099,014)	(1,247,945)
Operating lease right-of-use assets	(787,440)	(112,602)	(2,113,175)	(2,161,408)
Other non-current assets	82,670	11,822	102,872	363,724
Trade receivable	14,103	2,017	8,204	(95,100)
Deferred revenue	129,143	18,467	(220,741)	1,186,929
Operating lease liabilities	770,231	110,142	2,195,843	2,181,577
Trade and notes payable	(13,016,975)	(1,861,403)	2,210,835	31,845,612
Amounts due to related parties	15,152	2,167	885	3,417
Accruals and other current liabilities	(715,211)	(102,276)	1,499,489	5,285,964
Finance lease liabilities	(56,637)	(8,099)	(6,000)	0
Other non-current liabilities	939,905	134,405	1,729,405	1,618,693
Net cash provided by/(used in) operating activities	(8,611,397)	(1,231,413)	15,933,160	50,693,521
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets and land use rights	(4,205,517)	(601,381)	(7,730,022)	(6,507,190)
Disposal of property, plant and equipment	1,300,203	185,928	970,222	284,000
Purchase of long-term investments	(60,558)	(8,660)	(31,333)	(198,213)
Disposal of long-term investments	127,766	18,270	43,001	0
Placement of time deposits	(75,755,040)	(10,832,827)	(54,650,166)	(19,107,879)
Redemption of time deposits	78,017,767	11,156,392	24,675,649	9,201,713
Placement of short-term investments	(32,379,693)	(4,630,235)	(12,864,520)	(14,820,000)
Redemption of short-term investments	32,251,947	4,611,967	8,450,000	31,135,501
Net cash (used in)/provided by investing activities	(703,125)	(100,546)	(41,137,169)	(12,068)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from share issuance through the ATM Offering, net of issuance cost	0	0	0	1,174,319
Proceeds from exercise of share options and vesting of RSUs	14,661	2,096	14,658	11,953
Proceeds from borrowings	1,636,251	233,981	471,322	1,750,194
Repayment of borrowings	(279,472)	(39,964)	(996,190)	(2,751,081)
Capital injection from noncontrolling interest	60,000	8,580	0	0
Repayment of principal on finance lease obligation	(664,038)	(94,956)	0	0
Proceeds from debt from third party investors	0	0	94,562	0
Net cash provided by/(used in) financing activities	767,402	109,737	(415,648)	185,385
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(452,773)	(64,746)	198,120	44,513
Net change in cash, cash equivalents and restricted cash	(8,999,893)	(1,286,968)	(25,421,537)	50,911,351
Cash, cash equivalents and restricted cash at beginning of the year	65,907,972	9,424,715	91,329,509	40,418,158
Cash, cash equivalents and restricted cash at end of the year	56,908,079	8,137,747	65,907,972	91,329,509
Supplemental Disclosures
Cash paid for interest, net of amounts capitalized	(142,467)	(20,372)	(96,668)	(41,469)
Cash paid for income tax	¥ (1,464,869)	$ (209,474)	¥ (645,529)	¥ (58,645)